Abbey Capital Futures Strategy Fund (the “Fund”)

a series of The RBB Fund, Inc. (the “Company”)

Class I Shares (Ticker: ABYIX)

Class A Shares (Ticker: ABYAX)

Class C Shares (Ticker: ABYCX)

Class T Shares (Not Currently Available for Sale)

Supplement dated May 14, 2021
to the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information
(“SAI”), each dated December 31, 2020

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SUMMARY PROSPECTUS, PROSPECTUS AND SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SUMMARY PROSPECTUS, PROSPECTUS AND SAI.

The Board of Directors of the Company approved the following change to the Fund:

Effective as of the close of business on May 13, 2021, GAM Systematic LLP (“GAM Systematic”) no longer serves as a trading adviser to the Fund. Accordingly, as of that date all references to GAM Systematic in the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information are hereby deleted in their entirety.

Please retain this Supplement for future reference.